Property and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 366	$ 322	$ 546